Interim Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 68		$ 12,454	$ (9,930)	$ 2,592
Balance, shares at Dec. 31, 2022	68,808,970
Stock-based compensation		[1]	1,682		1,682
Private placement of common stock and warrants	$ 1		999		1,000
Loss for the year				(4,909)	(4,909)
Stock-based compensation, shares	122,086
Private placement of common stock and warrants, shares	1,000,000
Balance at Dec. 31, 2023	$ 69		15,135	(14,839)	365
Balance, shares at Dec. 31, 2023	69,931,056
Stock-based compensation			206		206
Loss for the year				(657)	(657)
Balance at Mar. 31, 2024	$ 69		15,341	(15,496)	(86)
Balance, shares at Mar. 31, 2024	69,931,056
Balance at Dec. 31, 2023	$ 69		15,135	(14,839)	365
Balance, shares at Dec. 31, 2023	69,931,056
Stock-based compensation		[1]	485		485
Private placement of common stock and warrants	1		754		755
Loss for the year				(1,899)	(1,899)
Stock-based compensation, shares	322,088
Private placement of common stock and warrants, shares	755,000
Balance at Dec. 31, 2024	$ 70		16,374	(16,738)	(294)
Balance, shares at Dec. 31, 2024	71,008,144
Stock-based compensation			54		54
Private placement of common stock and warrants	2		518		520
Loss for the year				(773)	(773)
Balance at Mar. 31, 2025	$ 72		$ 16,946	$ (17,511)	$ (493)
Balance, shares at Mar. 31, 2025	72,008,144

[1]	Represents an amount less than US$ 1 thousand